Schedule of Interest in Subsidiaries (Details) (Parenthetical) - shares		12 Months Ended
	Jul. 31, 2017	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		1.37%	1.44%
Yatra USA Corp [member] | Macquarie Group Limited [member]
Disclosure of subsidiaries [line items]
Number of Class F Shares Converted to Ordinary Shares			1,083,281
Yatra Online Private Limited [member] | Macquarie Group Limited [member]
Disclosure of subsidiaries [line items]
Number of Class F Shares Converted to Ordinary Shares			1,060,781
Business Combination, Equity Interest Issued Or Issuable, Conversion Ratio			0.00001
Air Travel Bureau Limited [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired					51.00%
Percentage of Remaining Obligation to Acquire Shareholdings	49.00%
Travel Co. In. Limited [member]
Disclosure of subsidiaries [line items]
Percentage of Remaining Obligation to Acquire Shareholdings				100.00%
Terrapin3s Founder Stockholders [member] | Class F Shares [member] | Yatra USA Corp [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		21.08%	21.08%